Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 6,613,696	$ 4,639,495
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense	617,779	391,777
Net cash provided by operating activities	7,057,258	17,995,363
Cash flows from investing activities:
Net cash used in investing activities	(78,692,188)	(40,866,754)
Cash flows from financing activities:
Dividends paid on common stock	(763,143)	(600,452)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(85,532)	(26,749)
Issuance of 1,951,220 common shares, net	0	18,958,464
Net cash provided by (used in) financing activities	77,000,794	31,246,592
Net increase (decrease) in cash and cash equivalents	5,365,864	8,375,201
Parent Company
Cash flows from operating activities:
Net income	6,613,696	4,639,495
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	(2,274,955)	(2,792,209)
Restricted stock expense	617,779	391,777
Gain on sale of assets	(364,719)	0
Other, net	689,740	181,923
Net cash provided by operating activities	5,281,541	2,420,986
Cash flows from investing activities:
Investment in subsidiary bank	0	(20,450,000)
Outlays for acquisition	(4,034,668)	0
Net cash used in investing activities	(4,034,668)	(20,450,000)
Cash flows from financing activities:
Dividends paid on common stock	(763,488)	(600,452)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(85,532)	(26,749)
Issuance of 1,951,220 common shares, net	0	18,958,464
Net cash provided by (used in) financing activities	(1,191,480)	17,988,803
Net increase (decrease) in cash and cash equivalents	55,393	(40,211)
Cash and cash equivalents at beginning of year	8,314	48,525
Cash and cash equivalents at end of year	$ 63,707	$ 8,314